Restatement (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
Restatement of comparative period for the six months ended June 30, 2015

As further described in note 35 to the consolidated financial statements in our recently filed annual report on form 20-F/A for the year ended December 31, 2015, as filed on November 10, 2016, we restated our consolidated financial statements to account for the various investments in Golar Partners since the deconsolidation date of December 13, 2012, as equity accounted for investments. The change in accounting for our investment in Golar Partners does not affect the market value of our investment, our cash flows, our covenant compliance or our liquidity. Accordingly, the comparative for the six month period ended June 30, 2015, has also been restated within these interim financial statements.
These interim financial statements should be read in conjunction with the company's restated audited financial statements for the year ended December 31, 2015 included in the Form 20-F/A.

GOLAR LNG LIMITED
UNAUDITED CONSOLIDATED STATEMENTS OF INCOME

(in thousands of $ except per share amounts)	Six months ended June 30,
	2015	Adjustment	2015
			Restated
Time and voyage charter revenues	45,757	—	45,757
Vessel and other management fee	6,545	—	6,545
Operating revenues	52,302	—	52,302

Vessel operating expenses	29,338	—	29,338
Voyage and charterhire expenses	45,131	—	45,131
Administrative expenses	16,166	—	16,166
Depreciation and amortization	35,815	—	35,815
Total operating expenses	126,450	—	126,450

Gain on disposals to Golar Partners	103,790	(250)	103,540
Impairment of vessel held-for-sale	(1,032)	—	(1,032)
Loss on disposal of vessel held-for-sale	(5,824)	—	(5,824)
Operating (loss) income	22,786	(250)	22,536

Other non-operating income (expense)
Dividend income	7,495	(7,495)	—
Loss on sale of available-for-sale securities	(3,011)	3,011	—
Total other non-operating income	4,484	(4,484)	—

Financial income (expenses)
Interest income	3,910	—	3,910
Interest expense	(34,669)	—	(34,669)
Other financial items, net	18,851	—	18,851
Net financial expenses	(11,908)	—	(11,908)

(Loss) income before taxes and equity in net earnings of affiliates	15,362	(4,734)	10,628
Income taxes	1,803	—	1,803
Equity in net (losses) earnings of affiliates	7,225	32,946	40,171

Net (loss) income	24,390	28,212	52,602
Net income attributable to non-controlling interests	(5,035)	—	(5,035)
Net (loss) income attributable to Golar LNG Ltd	19,355	28,212	47,567
Basic and diluted (loss) earnings per share ($)	0.22	—	0.51

Cash dividends declared and paid per share ($)	$0.90	$—	$0.90

GOLAR LNG LIMITED
UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Six months ended June 30,
(in thousands of $)	2015	Adjustment	2015
			Restated

Net (loss) income	24,390	28,212	52,602

Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments	(35)	(962)	(997)
Net gain (loss) on investment in available-for-sale securities	(24,383)	24,383	—
Other comprehensive income (loss) (note 14)	(24,418)	23,421	(997)
Comprehensive loss	(28)	51,633	51,605

Comprehensive loss attributable to:

Stockholders of Golar LNG Limited	(5,063)	51,633	46,570
Non-controlling interests	5,035	—	5,035
	(28)	51,633	51,605

GOLAR LNG LIMITED UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS

	Six months ended June 30,
	2015	Adjustment	2015
(in thousands of $)			Restated

OPERATING ACTIVITIES
Net (loss) income	24,390	28,212	52,602
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	35,815	—	35,815
Amortization of deferred tax benefits on intra-group transfers	(1,744)	—	(1,744)
Amortization of deferred charges and guarantees	(2,427)	—	(2,427)
Gain on disposals to Golar Partners	(103,790)	250	(103,540)
Equity in net loss (earnings) of affiliates	(7,225)	(32,946)	(40,171)
Dividend income from available-for-sale securities and cost investments recognized in operating income	(7,495)	7,495	—
Dividends received	25,678	—	25,678
Drydocking expenditure	(10,405)	—	(10,405)
Compensation cost related to stock options	3,500	—	3,500
Loss on disposal of available-for-sale securities	3,011	(3,011)	—
Loss on sale of vessel	5,824	—	5,824
Impairment of vessel held-for-sale	1,032	—	1,032
Net foreign exchange loss	1,601	—	1,601
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable	(3,611)	—	(3,611)
Inventories	(421)	—	(421)
Prepaid expenses, accrued income and other assets	(26,463)	—	(26,463)
Amounts due from/to related companies	(3,545)	—	(3,545)
Trade accounts payable	627	—	627
Accrued expenses and deferred income	11,735	—	11,735
Other liabilities	(22,267)	—	(22,267)
Net cash used in operating activities	(76,180)	—	(76,180)
GOLAR LNG LIMITED UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS

	Six months ended June 30,
	2015	Adjustment	2015
(in thousands of $)			Restated

INVESTING ACTIVITIES
Additions to vessels and equipment	(727)	—	(727)
Additions to newbuildings	(392,423)	—	(392,423)
Additions to assets under development	(64,499)	—	(64,499)
Acquisition of LNG Abuja	(20,000)	—	(20,000)
Repayment of short-term loan granted to third party	400	—	400
Repayment of short-term loan granted to Golar Partners	20,000	—	20,000
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)	126,872	—	126,872
Proceeds from disposal of investment in available-for-sale securities	207,428	—	207,428
Restricted cash and short-term receivables	39,064	—	39,064
Net cash used in investing activities	(83,885)	—	(83,885)

FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)	557,065	—	557,065
Repayments of short-term and long-term debt (including related parties)	(121,716)	—	(121,716)
Financing costs paid	(10,997)	—	(10,997)
Cash dividends paid	(80,892)	—	(80,892)
Proceeds from exercise of share options	23	—	23
Net cash provided by financing activities	343,483	—	343,483
Net (decrease) increase in cash and cash equivalents	183,418	—	183,418
Cash and cash equivalents at beginning of period	191,410	—	191,410
Cash and cash equivalents at end of period	374,828	—	374,828
GOLAR LNG LIMITED
UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

(in thousands of $)	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus (1)	Accumulated Other Comprehensive (Loss) Income			Accumulated Retained Earnings			Total before Non- controlling Interest (Restated)	Non-controlling Interest	Total Equity (Restated)
					2015	Adjustment	Restated	2015	Adjustment	Restated
Balance at December 31, 2014	93,415	—	1,307,087	200,000	5,171	(11,750)	(6,579)	675,179	(33,334)	641,845	2,235,768	1,655	2,237,423

Net income (1)(2)	—	—	—	—	—	—	—	19,355	28,212	47,567	47,567	5,035	52,602
Dividends	—	—	—	—	—	—	—	(80,892)	—	(80,892)	(80,892)	—	(80,892)
Exercise of share options	8	—	15	—	—	—	—	—	—	—	23	—	23
Grant of share options	—	—	3,231	—	—	—	—	—	—	—	3,231	—	3,231
Forfeiture of share options	—	—	(188)	—	—	—	—	—	—	—	(188)	—	(188)
Cancellation of share options	—	—	787	—	—	—	—	—	—	—	787	—	787
Other comprehensive loss (2)	—	—	—	—	(24,418)	23,421	(997)	—	—	—	(997)	—	(997)

Balance at June 30, 2015	93,423	—	1,310,932	200,000	(19,247)	11,671	(7,576)	613,642	(5,122)	608,520	2,205,299	6,690	2,211,989